Arrow Dow Jones Global Yield ETF

GYLD

(a series of Arrow ETF Trust)

Supplement dated February 20, 2024

to the Summary Prospectus, Prospectus, and Statement of Additional Information dated June 1, 2023

______________________________________________________________________

Effective with the exchange opening on February 26, 2024, the listing exchange for the Arrow Dow Jones Global Yield ETF (the “Fund”) will be changed from NYSE Arca, Inc. to New York Stock Exchange LLC.

At that time, all references to “NYSE Arca, Inc.” and “NYSE Arca” applicable to the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted in their entirety and replaced with “New York Stock Exchange LLC.”

* * * * *

This supplement provides new information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information each dated June 1, 2023 and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.